Contingent Liabilities and Commitments - Summary of Contingent Liabilities and Commitments (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities and commitments [line items]
Guarantees and formal standby facilities, credit lines and other commitments	£ 43,170	£ 41,608
Contingent Liability for Guarantees
Disclosure of contingent liabilities and commitments [line items]
Guarantees given to third parties	939	1,198
Loan commitments
Disclosure of contingent liabilities and commitments [line items]
Formal standby facilities, credit lines and other commitments	£ 42,231	£ 40,410